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                      NEW ENGLAND LIFE INSURANCE COMPANY

                              501 BOYLSTON STREET
                          BOSTON, MASSACHUSETTS 02116
                                (617) 578-2000

                        ENTERPRISE EXECUTIVE ADVANTAGE

                         SUPPLEMENT DATED JULY 1, 2005
                                      TO
                         PROSPECTUS DATED MAY 1, 2005

   This supplement updates certain information contained in the prospectus. You should read and retain this supplement.

   Effective July 15, 2005, the Designated Office information under COMMUNICATIONS AND PAYMENTS on page A-26 is amended as follows:

              Renewal Premium Payments  New England Financial
                                        75 Remittance Drive,
                                        Suite 1672
                                        Chicago, IL 60675-1672

              Surrenders, Loans,        MetLife - SBR
              Withdrawals and           485B Route One South,
              Sub-Account Transfers     Suite 420
                                        Iselin, NJ 08830
                                        (888) 458-2654

              Death Claims              MetLife - SBR
                                        485B Route One South,
                                        Suite 420
                                        Iselin, NJ 08830
                                        (888) 458-2654

              All Other Policy
                Transactions            MetLife - SBR
              And Inquiries             485B Route One South,
                                        Suite 420
                                        Iselin, NJ 08830
                                        (888) 458-2654